May 2, 2014

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Calvert Variable Series, Inc. SEC File numbers: 2-80154 and 811-03591 Post-Effective Amendment No. 68 under the Securities Act of 1933 and No. 68 under the Investment Company Act of 1940

Ladies and Gentlemen:

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent post-effective amendment, which was filed electronically.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Assistant Vice President and
Associate General Counsel